Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Open debts	$ 399	$ 80
Accrued expenses	618	510
Trade Payables	$ 1,017	$ 590